Fair Value Measurements - Schedule of Fair Value of Working Capital Note (Details) - GIGCAPITAL7 CORP [Member] - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Sep. 11, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - end of period	$ 30,449
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value - beginning of period	30,449	$ 0
Additions		58,060
Change in fair value	(14,743)	2,929,653
Transfers out of level 3 to level 2		(2,987,713)
Fair value - end of period	$ 15,706	$ 0